Description of Business and Nature of Operations - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2021 Agreement Asset	Jun. 30, 2020
Description Of Business And Nature Of Operations [Line Items]
Number of long-term purchase agreements | Agreement	26
Number of early deposit long-term purchase agreements | Agreement	3
Number of mining companies engaged in precious metal purchase agreements | Agreement	19
Number of currently operating mining assets	24
Number of mining assets under various stages of development	8
Number of countries operating mining assets	12
Number of mining assets placed in care and maintenance	1
Peru And Mexico [Member]
Description Of Business And Nature Of Operations [Line Items]
Number of partner operations temporarily suspended due to COVID-19		6